Summary of Significant Accounting Policies - Schedule of Contract Liabilities From Contracts With Customers (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Contract Liabilities From Contracts With Customers [Line Items]
Total deferred revenue	$ 456,687	$ 520,451
Less: current portion	(414,871)	(470,451)
Long-term deferred revenue	41,816	50,000
OneTest ‒ commercial clients [Member]
Schedule of Contract Liabilities From Contracts With Customers [Line Items]
Total deferred revenue	350,871	366,451
One Test ‒ Individuals [Member]
Schedule of Contract Liabilities From Contracts With Customers [Line Items]
Total deferred revenue	64,000	104,000
Royalty [Member]
Schedule of Contract Liabilities From Contracts With Customers [Line Items]
Total deferred revenue	$ 41,816	$ 50,000